Compensation Receivable for Consumption Tax, Net (Tables)	12 Months Ended
Mar. 31, 2023
Compensation Receivable for Consumption Tax, Net [Abstract]
Schedule of compensation receivable for consumption tax, net
	March 31, 2023	March 31, 2022
Compensation receivable for consumption tax	$23,579,234	$-
Allowance for doubtful accounts	(436,145)	-
Subtotal	23,143,089	-
Less: compensation receivable for consumption tax, current	(3,912,719)	-
Long-term compensation receivable for consumption tax, net	$19,230,370	$-